Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of plant and equipment
	September 30, 2022	December 31, 2021
Motor vehicle	$357,927	$400,732
Office equipment	9,041	-
	366,968	400,732
Less: Accumulated depreciation	(164,537)	(119,284)
Plant and equipment, net	$202,431	$281,448

	2021	2020
Motor vehicle	$400,732	$389,443
Less: Accumulated depreciation	(119,284)	(33,834)
Plant and equipment, net	$281,448	$355,609